Equity - Share Capital and Other Contributed Capital (Details)	12 Months Ended
	Dec. 31, 2021 SEK (kr) Vote kr / shares shares	Dec. 31, 2020 SEK (kr) shares	Dec. 31, 2019 SEK (kr) shares
Changes in equity
Opening shareholders equity	kr 1,256,300,000	kr 788,071,000	kr 618,175,000
Share-based payment	23,567,000	6,012,000	kr 249,000
New share issue	kr 2,400,000
Exercise of warrants		kr 59,251,000
Exercise of warrants (in shares) | shares		1,296,500
Total registered shares at the beginning of period | shares	49,941,584	38,707,638	35,202,347
New issue of shares during the period | shares		9,937,446	3,505,291
Total registered shares at the end of period | shares	52,341,584	49,941,584	38,707,638
Equity at the end of period	kr 1,008,281,000	kr 1,256,300,000	kr 788,071,000
Vote per share | Vote	1
Quotient value (per share) | kr / shares	kr 0.04
Shares held in treasury	kr 0
Share Capital
Changes in equity
Opening shareholders equity	1,998,000	1,548,000	1,408,000
New share issue	96,000	397,000	140,000
Exercise of warrants		52,000
Equity at the end of period	2,094,000	1,998,000	1,548,000
Additional Paid-in Capital
Changes in equity
Opening shareholders equity	2,133,179,000	1,274,664,000	1,072,319,000
Premiums from warrants issuance			2,834,000
Share-based payment	23,567,000	6,012,000	249,000
New share issue	302,995,000	793,304,000	199,262,000
Exercise of warrants		59,199,000
Equity at the end of period	kr 2,459,741,000	kr 2,133,179,000	kr 1,274,664,000